9. Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Deferred income tax income (expense)	$ (1,967)	$ 15,742	$ 277,416
Income tax credited (charged) to other comprehensive income	$ (1,967)	$ 15,742	$ 277,416